6. Commitments and Contingencies (Details Narrative) - USD ($)			12 Months Ended
	Oct. 07, 2016	Jul. 14, 2013	Dec. 31, 2016	Dec. 31, 2015	May 01, 2015	Dec. 12, 2012
Common stock return to escrow						4,676,000
Cancelled common stock		3,676,000
Purchase of remaining shares		1,000,000
Share price		$ 0.40
Proceeds from common stock		$ 400,000	$ 671,500	$ 1,190,020
Proceeds from common stock per month		10,000
Gross revenues for products or services		$ 1,000,000
Chief Executive Officer [Member]
Damages sought	$ 1,100,000
Spirit Bear [Member]
Aggregate of shares of common stock, preferred stock and warrants					14,845,072